Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	3,220,995	2,204,402
Weighted-average exercise price	$ 130.33	$ 135.69